Pensions - Sensitivities of the present value of defined benefit obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pensions
Weighted average duration of defined benefit obligation	21 years	20 years
Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Active members	13.60%	12.90%
Deferred members	49.70%	48.60%
Pensioners and dependants	36.70%	38.50%
Total proportions to the different classes of scheme	100.00%	100.00%
Interest rate/discount rate | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ (2,330)	£ (2,214)
(Decrease)/ increase in value of liabilities	(1,973)	(1,644)
Increase in net pension assets/ (obligations)	£ (357)	£ (570)
Inflation | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ 1,923	£ 1,487
(Decrease)/ increase in value of liabilities	1,394	1,199
Increase in net pension assets/ (obligations)	£ 529	£ 288
Credit spreads | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ (5)	£ (5)
(Decrease)/ increase in value of liabilities	(1,973)	(1,644)
Increase in net pension assets/ (obligations)	£ 1,968	1,639
Credit spreads | Actuarial assumption of longevity, decrease by 2 years | Main Scheme
Pensions
Actuarial assumption of longevity decrease	2 years
Increase in net pension assets/ (obligations)	£ 6,900	5,800
Net pension assets/obligations, assuming no change in one of the actuarial assumption	3,600	3,000
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (200)	(400)
Credit spreads | Actuarial assumption of longevity, decrease by 1 year | Main Scheme
Pensions
Actuarial assumption of longevity decrease	1 year
Increase in net pension assets/ (obligations)	£ 5,400	4,500
Net pension assets/obligations, assuming no change in one of the actuarial assumption	1,700	1,400
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	(2,300)	(2,100)
Credit spreads | Actuarial assumption of longevity, no change | Main Scheme
Pensions
Increase in net pension assets/ (obligations)	3,900	3,200
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (4,400)	(3,800)
Credit spreads | Actuarial assumption of longevity, increase by 1 year | Main Scheme
Pensions
Actuarial assumption of longevity increase	1 year
Increase in net pension assets/ (obligations)	£ 2,300	1,900
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(1,700)	(1,400)
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (6,500)	(5,500)
Credit spreads | Actuarial assumption of longevity, increase by 1 year | Main Scheme
Pensions
Actuarial assumption of longevity increase	2 years
Increase in net pension assets/ (obligations)	£ 800	700
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(3,600)	(3,000)
Increase(decrease) in net pension assets/obligations, assuming decrease in one of the actuarial assumption	£ (8,700)	£ (7,300)
Longevity increase | Main Scheme
Pensions
Actuarial assumption of longevity increase	1 year	1 year
(Decrease)/ increase in value of liabilities	£ 1,706	£ 1,414
Increase in net pension assets/ (obligations)	£ (1,706)	£ (1,414)
Pension increase | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of liabilities	£ 1,326	£ 1,215
Increase in net pension assets/ (obligations)	£ (1,326)	£ (1,215)
Equity values | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	10.00%	10.00%
(Decrease)/ increase in value of assets	£ 430	£ 419
Increase in net pension assets/ (obligations)	£ 430	£ 419